UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2011

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value	($)

Common Stocks - 98.6%
Communications - 1.2%
57,500	Rogers Communications, Inc.	2,093,000
77,200	Verizon Communications, Inc.	2,975,288

		5,068,288

Consumer Durables - 0.3%
22,700	Tupperware Brands Corp.	1,355,417

Consumer Non-Durables - 8.7%
40,600	Coach, Inc.	2,112,824
125,600	Coca-Cola Co.	8,333,560
93,100	General Mills, Inc.	3,402,805
37,600	NIKE, Inc.	2,846,320
96,700	PepsiCo, Inc.	6,228,447
102,100	Philip Morris International, Inc.	6,700,823
97,500	Procter & Gamble Co.	6,006,000

		35,630,779

Consumer Services - 2.6%
108,800	McDonald’s Corp.	8,278,592
30,300	Visa, Inc.	2,230,686

		10,509,278

Electronic Technology - 21.4%
47,400	Apple, Inc. *	16,516,530
275,200	Applied Materials, Inc.	4,298,624
268,800	Atmel Corp. *	3,663,744
143,400	Broadcom Corp.	5,647,092
216,100	Ciena Corp. *	5,609,956
74,900	EMC Corp. *	1,988,595
19,700	F5 Networks, Inc. *	2,020,629
63,900	Finisar Corp. *	1,571,940
342,600	Intel Corp.	6,910,242
99,000	International Business Machines Corp.	16,143,930
95,800	Juniper Networks, Inc. *	4,031,264
65,200	Linear Technology Corp.	2,192,676
222,800	QUALCOMM, Inc.	12,216,124
37,100	Research In Motion, Ltd. *	2,098,747
55,700	Veeco Instruments, Inc. *	2,831,788

		87,741,881

Energy Minerals - 9.2%
45,700	Apache Corp.	5,983,044
105,500	Chevron Corp.	11,333,865
118,600	Occidental Petroleum Corp.	12,392,514
71,600	Southwestern Energy Co. *	3,076,652
66,600	Suncor Energy, Inc.	2,986,344
41,500	Ultra Petroleum Corp. *	2,043,875

		37,816,294

Finance - 4.9%
34,600	ACE, Ltd.	2,238,620
7,000	CME Group, Inc.	2,110,850
42,200	Franklin Resources, Inc.	5,278,376

Quantity	Name of Issuer	Fair Value	($)

25,900	Goldman Sachs Group, Inc.	4,104,373
79,700	JPMorgan Chase & Co.	3,674,170
43,900	Prudential Financial, Inc.	2,703,362

		20,109,751

Health Services - 1.1%
28,000	McKesson Corp.	2,213,400
37,800	Medco Health Solutions, Inc. *	2,122,848

		4,336,248

Health Technology - 6.6%
28,800	Allergan, Inc.	2,045,376
76,000	Celgene Corp. *	4,372,280
54,900	Genzyme Corp. *	4,180,635
68,600	Gilead Sciences, Inc. *	2,911,384
8,100	Intuitive Surgical, Inc. *	2,701,026
107,500	St. Jude Medical, Inc.	5,510,450
52,300	Thermo Fisher Scientific, Inc. *	2,905,265
35,940	Varian Medical Systems, Inc. *	2,430,982

		27,057,398

Industrial Services - 2.7%
52,200	McDermott International, Inc. *	1,325,358
77,100	Schlumberger, Ltd.	7,190,346
67,900	Seadrill, Ltd.	2,449,153

		10,964,857

Non-Energy Minerals - 1.5%
19,600	Allegheny Technologies, Inc.	1,327,312
87,200	Freeport-McMoRan Copper & Gold, Inc.	4,843,960

		6,171,272

Process Industries - 2.4%
8,100	CF Industries Holdings, Inc.	1,107,999
85,800	Ecolab, Inc.	4,377,516
43,200	Praxair, Inc.	4,389,120

		9,874,635

Producer Manufacturing - 12.3%
48,400	3M Co.	4,525,400
158,900	ABB, Ltd., ADR *	3,843,791
115,100	Danaher Corp.	5,973,690
75,800	Deere & Co.	7,344,262
62,800	Eaton Corp.	3,481,632
87,800	Emerson Electric Co.	5,130,154
27,900	Flowserve Corp.	3,593,520
45,300	Goodrich Corp.	3,874,509
74,300	Johnson Controls, Inc.	3,088,651
20,900	Precision Castparts Corp.	3,076,062
74,000	United Technologies Corp.	6,264,100

		50,195,771

Retail Trade - 7.4%
18,400	Amazon.com, Inc. *	3,314,392

See accompanying notes to schedule of investments.
MARCH 31, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2011

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value	($)

50,961	Costco Wholesale Corp.	3,736,460
65,400	CVS Caremark Corp.	2,244,528
91,800	Home Depot, Inc.	3,402,108
103,100	Kohl’s Corp.	5,468,424
117,500	Target Corp.	5,876,175
47,900	TJX Cos., Inc.	2,382,067
75,000	Wal-Mart Stores, Inc.	3,903,750

		30,327,904

Technology Services - 13.1%
111,600	Accenture, PLC	6,134,652
90,300	Adobe Systems, Inc. *	2,994,348
80,400	Cognizant Technology Solutions Corp. *	6,544,560
20,900	Google, Inc. *	12,251,789
391,100	Oracle Corp.	13,051,007
8,300	priceline.com, Inc. *	4,203,452
30,400	Salesforce.com, Inc. *	4,060,832
56,000	VMware, Inc. *	4,566,240

		53,806,880

Transportation - 2.1%
39,300	Expeditors International of Washington, Inc.	1,970,502
44,800	Union Pacific Corp.	4,405,184
28,100	United Parcel Service, Inc.	2,088,392

		8,464,078

Quantity	Name of Issuer	Fair Value	($)

Utilities - 1.1%
86,000	Calpine Corp. *	1,364,820
102,800	Wisconsin Energy Corp.	3,135,400

		4,500,220

Total Common Stocks (cost: $309,290,185)		403,930,951

Short-Term Securities - 1.7%
6,839,766	Wells Fargo Adv. Govt. Money Mkt., 0.01%
Total Short-Term Securities (cost: $6,839,766)		6,839,766

Total Investments in Securities - 100.3% (cost: $316,129,951)		410,770,717
Other Assets and Liabilities, net (0.3%)		(1,257,183)

Total Net Assets - 100.0%		$409,513,534

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of March 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	403,930,951	—	—	403,930,951
Short-Term Securities	6,839,766	—	—	6,839,766

Total:	410,770,717	—	—	410,770,717

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2011

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
• Level 2 –	other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2011, there were no transfers between Levels 1, 2 and 3.

A summary of the levels for the Fund’s investments as of March 31, 2011 is included with the Fund’s schedule of investments.

3

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2011 (Continued)

At March 31, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$96,707,406	($2,066,640)	$94,640,766	$316,129,951

4

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	May 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	May 12, 2011

By:	/s/Roger J. Sit
Roger J. Sit
Chairman

Date:	May 12, 2011